Earnings Per Share - Narrative (Detail) - shares		12 Months Ended
	Jul. 28, 2017	Dec. 31, 2017
Earnings Per Share [Line Items]
Treasury stock, shares acquired		0
Fairrington
Earnings Per Share [Line Items]
Issuance of common stock shares for acquisitions of businesses	1,000,000	1,000,000